Note 16 - Stock-Based Compensation (Details) (USD $)	12 Months Ended							12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended	12 Months Ended	81 Months Ended		1 Months Ended	36 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Purchase Plan 1999 [Member]	Dec. 31, 2012 Purchase Plan 1999 [Member]	Dec. 31, 2011 Purchase Plan 1999 [Member]	Oct. 31, 1999 Purchase Plan 1999 [Member]	Dec. 31, 2010 Purchase Plan 2009 [Member]	Nov. 01, 2009 Purchase Plan 2009 [Member]	Dec. 31, 1997 Stock Plan 1997 [Member]	Jan. 31, 2001 Stock Incentive Plan 1999 [Member] Annual Increase [Member]	Dec. 31, 2013 Stock Incentive Plan 1999 [Member]	Dec. 31, 1999 Stock Incentive Plan 1999 [Member]	Jan. 31, 2001 Stock Incentive Plan 1999 [Member] Maximum [Member] Annual Increase [Member]	Dec. 31, 2013 Share Option Plan 2005 [Member]	Dec. 31, 2012 Share Option Plan 2005 [Member]	Dec. 31, 2011 Share Option Plan 2005 [Member]	May 30, 2009 Share Option Plan 2005 [Member]	Mar. 02, 2006 Share Option Plan 2005 [Member]	May 30, 2009 Share Incentive Plan 2005 [Member]	Mar. 02, 2006 Share Incentive Plan 2005 [Member]	Jun. 30, 2008 Purchase Plan 1999 [Member]	Dec. 31, 2009 Purchase Plan 1999 [Member]	May 31, 2008 Purchase Plan 1999 [Member]	Aug. 31, 2000 Purchase Plan 1999 [Member]	Jun. 22, 2012 Purchase Plan 2009 [Member]	Dec. 31, 2013 Purchase Plan 2009 [Member]	Jun. 22, 2012 Share Option Plan 2005 [Member]	Jun. 22, 2012 Share Incentive Plan 2005 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									25,000,000	185,000,000			150,000,000					175,000,000	100,000,000	125,000,000	75,000,000				50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized														75,000,000								20,000,000		40,000,000		15,000,000		50,000,000	62,500,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate							1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date				90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date				90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years	5 years	10 years				10 years							8 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans																							10,685,400				19,320,450
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingPeriodIncreaseDecreasePercentage											4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	247,157,450	261,321,450										84,796,200			162,361,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	207,328,550											84,796,200			122,532,350
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															4 years					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)															$ 9,000	$ 74,000	$ 545,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	2,982,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)	1,321,000	1,474,000	1,637,000
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options (in Dollars)	$ 360,000	$ 612,000	$ 994,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.0263	$ 0.0438	$ 0.0705	$ 0.0106	$ 0.0140	$ 0.0192